ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details)-Q - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables and accrued liabilities	$ 163,390	$ 263,988	$ 86,826
Accrued interest payable	105,498	48,602
Liabilities incurred in connection with acquisition of crude oil and natural gas properties	318,861
Crude oil and natural gas distributions payable	144,181	949	26,458
Total current liabilities	$ 731,930	$ 313,539	$ 335,118